Insurance Liabilities - Future policy benefits (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits		$ 56,371
Effect of changes in cash flow assumptions	$ 134	110
Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		1,769
Adjustments for the reclassification from/(to) the liability for the future policy benefits		1,698
Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		1,795
Adjustments for the reclassification from/(to) the liability for the future policy benefits		248
Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits		1,323
Effect of changes in cash flow assumptions	0	0
Individual Retirement | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		67
Adjustments for the reclassification from/(to) the liability for the future policy benefits		65
Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits		279
Effect of changes in cash flow assumptions	0	0
Group Retirement | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		8
Adjustments for the reclassification from/(to) the liability for the future policy benefits		8
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits		14,126
Effect of changes in cash flow assumptions	140	193
Life Insurance | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		5
Adjustments for the reclassification from/(to) the liability for the future policy benefits		0
Life Insurance | Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		1,661
Adjustments for the reclassification from/(to) the liability for the future policy benefits		248
Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits		11,630
Effect of changes in cash flow assumptions	(6)	0
Institutional Markets | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		830
Adjustments for the reclassification from/(to) the liability for the future policy benefits		766
Institutional Markets | Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		2
Adjustments for the reclassification from/(to) the liability for the future policy benefits		0
Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits		29,013
Effect of changes in cash flow assumptions	$ 0	(83)
Corporate & Other | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		859
Adjustments for the reclassification from/(to) the liability for the future policy benefits		859
Corporate & Other | Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		132
Adjustments for the reclassification from/(to) the liability for the future policy benefits		0
As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits		45,955
As Previously Reported | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		71
As Previously Reported | Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		1,547
As Previously Reported | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits		1,309
As Previously Reported | Individual Retirement | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		2
As Previously Reported | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits		282
As Previously Reported | Group Retirement | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		0
As Previously Reported | Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits		11,129
As Previously Reported | Life Insurance | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		5
As Previously Reported | Life Insurance | Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		1,413
As Previously Reported | Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits		11,029
As Previously Reported | Institutional Markets | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		64
As Previously Reported | Institutional Markets | Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		2
As Previously Reported | Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefits		22,206
As Previously Reported | Corporate & Other | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		0
As Previously Reported | Corporate & Other | Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability		132
Adjustments for the reclassification to the deferred profit liability
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		(1,698)
Adjustments for the reclassification to the deferred profit liability | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		(65)
Adjustments for the reclassification to the deferred profit liability | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		(8)
Adjustments for the reclassification to the deferred profit liability | Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		0
Adjustments for the reclassification to the deferred profit liability | Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		(766)
Adjustments for the reclassification to the deferred profit liability | Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		(859)
Change in cash flow assumptions and effect of net premiums exceeding gross premiums
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		63
Change in cash flow assumptions and effect of net premiums exceeding gross premiums | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		(14)
Change in cash flow assumptions and effect of net premiums exceeding gross premiums | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		2
Change in cash flow assumptions and effect of net premiums exceeding gross premiums | Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		16
Change in cash flow assumptions and effect of net premiums exceeding gross premiums | Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		4
Change in cash flow assumptions and effect of net premiums exceeding gross premiums | Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		55
Effect of the remeasurement of the liability at a current single A rate
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		12,462
Effect of the remeasurement of the liability at a current single A rate | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		156
Effect of the remeasurement of the liability at a current single A rate | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		63
Effect of the remeasurement of the liability at a current single A rate | Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		2,977
Effect of the remeasurement of the liability at a current single A rate | Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		1,655
Effect of the remeasurement of the liability at a current single A rate | Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		7,611
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		(411)
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		(63)
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		(60)
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other | Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		4
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other | Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		(292)
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other | Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		$ 0